Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	AB PORTFOLIOS
Prospectus Date	rr_ProspectusDate	Dec. 30, 2016
Supplement [Text Block]	abp1_SupplementTextBlock

THE AB PORTFOLIOS

-AB All Market Total Return Portfolio

(the “Fund”)

Supplement dated August 17, 2017 to the Prospectus dated December 30, 2016, as revised July 14, 2017 and Summary Prospectus dated April 24, 2017 (the “Prospectuses”) of AB All Market Total Return Portfolio, offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares.

*        *        *        *        *

The information regarding the Bloomberg Barclays Global Aggregate Bond Index in the Performance Table under “Bar Chart and Performance Information” is deleted in its entirety and replaced with the following:

	1 Year	5 Years	10 Years
Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index # (reflects no deduction for fees, expenses, or taxes)	3.95%	3.59%	4.39%

#	The information in the Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

AB All Market Total Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	abp1_SupplementTextBlock

THE AB PORTFOLIOS

-AB All Market Total Return Portfolio

(the “Fund”)

Supplement dated August 17, 2017 to the Prospectus dated December 30, 2016, as revised July 14, 2017 and Summary Prospectus dated April 24, 2017 (the “Prospectuses”) of AB All Market Total Return Portfolio, offering Class A, Class B, Class C, Advisor Class, Class R, Class K and Class I shares.

*        *        *        *        *

The information regarding the Bloomberg Barclays Global Aggregate Bond Index in the Performance Table under “Bar Chart and Performance Information” is deleted in its entirety and replaced with the following:

	1 Year	5 Years	10 Years
Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index # (reflects no deduction for fees, expenses, or taxes)	3.95%	3.59%	4.39%

#	The information in the Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.

Performance Additional Market Index [Text]	rr_PerformanceAdditionalMarketIndex	The information in the Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.
AB All Market Total Return Portfolio | Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	3.95%	[1]
5 Years	rr_AverageAnnualReturnYear05	3.59%	[1]
10 Years	rr_AverageAnnualReturnYear10	4.39%	[1]

[1]	The information in the Bloomberg Barclays Global Aggregate Bond (USD Hedged) Index shows how the Fund’s performance compares with the returns of an index of securities similar to those in which the Fund invests.